Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	LightTouch Vein & Laser, Inc. [Member]	Preferred Stock	Common Stock	Common Stock LightTouch Vein & Laser, Inc. [Member]	Additional Paid In Capital	Additional Paid In Capital LightTouch Vein & Laser, Inc. [Member]	Accumulated Deficit	Accumulated Deficit LightTouch Vein & Laser, Inc. [Member]
Balance at Dec. 31, 2012		$ (122,149)			$ 419		$ 7,142,744		$ (7,265,312)
Balance, shares at Dec. 31, 2012					418,895
Net loss		(26,611)							(26,611)
Balance at Dec. 31, 2013		(148,760)			$ 419		$ 7,142,744		(7,291,923)
Balance, Shares at Dec. 31, 2013					418,895
Net loss		(25,772)							(25,772)
Balance at Dec. 31, 2014	$ 379,091	(174,532)		$ 46,255	$ 419	$ 485,745	$ 7,142,744	$ (152,909)	(7,317,695)
Balance, Shares at Dec. 31, 2014				46,255,000	418,895
Balance at Mar. 21, 2014
Balance, shares at Mar. 21, 2014
Common stock issued to founders	$ 43,005			$ 43,005
Common stock issued to founders, shares				43,005,000
Common stock issued for cash	450,000			$ 2,250		$ 447,750
Common stock issued for cash, shares				2,250,000
Contributed capital	28,995					28,995
Common stock issued for services	10,000			$ 1,000		$ 9,000
Common stock issued for services, shares				1,000,000
Net loss	(152,909)							$ (152,909)
Balance at Dec. 31, 2014	379,091	$ (174,532)		$ 46,255	$ 419	$ 485,745	$ 7,142,744	$ (152,909)	$ (7,317,695)
Balance, Shares at Dec. 31, 2014				46,255,000	418,895
Recapitalization	23,238			$ 1,887		21,351
Recapitalization, shares				1,886,612
Common stock issued for services	410,000			$ 2,050		407,950
Common stock issued for services, shares				2,050,000
Common stock and warrants issued for cash, net of derivative liability	286,292			$ 3,080		283,212
Common stock and warrants issued for cash, net of derivative liability, shares				3,080,000
Common stock issued for acquisition	350,000			$ 1,750		$ 348,250
Common stock issued for acquisition, shares				1,750,000
Net loss	(1,190,308)							$ (1,190,308)
Balance at Sep. 30, 2015	$ 258,313			$ 55,022		$ 1,546,508		$ (1,343,217)
Balance, Shares at Sep. 30, 2015				55,021,612